Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 07, 2016
Entity Registrant Name	dei_EntityRegistrantName	American Century California Tax Free & Municipal Funds
Central Index Key	dei_EntityCentralIndexKey	0000717316
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2016
Prospectus Date	rr_ProspectusDate	Jan. 01, 2016
Supplement [Text Block]	ck0000717316_SupplementTextBlock

American Century California Tax-Free and Municipal Funds Prospectus Supplement California Tax-Free Money Market Fund
Supplement dated July 8, 2016 ■ Prospectus dated January 1, 2016

In response to amendments to Rule 2a-7 under the Investment Company Act of 1940, this fund will be designated a retail money market fund on October 14, 2016. To prepare for this transition, the fund is now closed to any investments from accounts that are not beneficially owned by natural persons. Additionally, the fund and its authorized agents and intermediaries will begin involuntarily redeeming current accounts that are not beneficially owned by natural persons on September 9, 2016.

Additionally, beginning on October 14, 2016, this fund will have the ability to implement liquidity fees and/or redemption gates as described below.

AMERICAN CENTURY CALIFORNIA TAX FREE & MUNICIPAL FUNDS | California Tax-free Money Market Fund
Prospectus:	rr_ProspectusTable
Risk [Heading]	rr_RiskHeading	The following replaces the Principal Loss bullet point under the Principal Risks section on page 3 of the prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Loss – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Beginning on October 14, 2016, the Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.